Return Stacked Bonds & Managed Futures ETF
Consolidated Schedule of Investments
October 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 51.4%	Shares	Value
iShares Core U.S. Aggregate Bond ETF (a)	491,873	$48,410,141
TOTAL EXCHANGE TRADED FUNDS (Cost $47,196,793)		48,410,141

SHORT-TERM INVESTMENTS - 38.6%
Money Market Funds - 38.6%
First American Government Obligations Fund - Class X, 4.78% (b)	36,378,197	36,378,197
TOTAL SHORT-TERM INVESTMENTS (Cost $36,378,197)		36,378,197

TOTAL INVESTMENTS - 90.0% (Cost $83,574,990)		84,788,338
Other Assets in Excess of Liabilities - 10.0%		9,424,613
TOTAL NET ASSETS - 100.0%		$94,212,951
two		–%
Percentages are stated as a percent of net assets.		–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

Return Stacked Bonds & Managed Futures ETF
Consolidated Schedule of Futures Contracts
October 31, 2024 (Unaudited)

The Return Stacked Bonds & Managed Futures ETF & CFC had the following futures contracts outstanding with PhillipCapital Inc.

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
British Pound/US Dollar Cross Currency Rate	147	12/16/2024	$11,834,419	$(316,892)
Copper	52	12/27/2024	5,642,000	(231,238)
Euro STOXX 50 Quanto Index (EUR)	131	12/20/2024	6,874,901	(202,013)
FTSE 100 Index (GBP)	65	12/20/2024	6,791,481	(198,066)
German Stock Index (EUR)	30	12/20/2024	15,594,229	(179,703)
Gold	79	12/27/2024	21,719,470	491,377
Nasdaq 100 Index	29	12/20/2024	11,612,615	(121,989)
Nikkei 225 Index	12	12/12/2024	2,305,800	(27,375)
S&P 500 Index	91	12/20/2024	26,110,175	(256,024)
S&P/Toronto Stock Exchange 60 Index (CAD)	92	12/19/2024	19,104,215	(80,962)
Silver	35	12/27/2024	5,739,300	143,983
U.S. Treasury 10 Year Notes	580	12/19/2024	64,071,875	(1,202,207)
U.S. Treasury 2 Year Notes	340	12/31/2024	70,021,406	(193,952)
				$(2,375,061)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/US Dollar Cross Currency Rate	(65)	12/16/2024	$4,275,375	$1,646
Canadian Dollar/US Dollar Cross Currency Rate	(421)	12/17/2024	30,312,000	269,752
Crude Oil	(36)	11/20/2024	2,493,360	6,195
Euro/US Dollar Cross Currency Rate	(162)	12/16/2024	22,052,250	(106,586)
Euro-Bund	(5)	12/06/2024	715,441	(2,053)
Japanese Yen/US Dollar Cross Currency Rate	(148)	12/16/2024	12,234,050	(54,956)
Long Gilt	(19)	12/27/2024	2,297,138	23,905
Low Sulphur Gas Oil	(28)	12/12/2024	1,871,100	(9,531)
Natural Gas	(54)	11/26/2024	1,461,780	95,786
NY Harbor ULSD	(22)	11/29/2024	2,064,863	(55,354)
Reformulated Gasoline Blendstock	(11)	11/29/2024	911,896	9,176
U.S. Treasury 5 Year Notes	(618)	12/31/2024	66,270,844	252,746
U.S. Treasury Long Bonds	(71)	12/19/2024	8,375,781	(15,721)
				$415,005
Net Unrealized Appreciation (Depreciation)				$(1,960,056)

CAD – Canadian Dollar
EUR – Euro
GBP – Great British Pound

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024:

Return Stacked Bonds & Managed Futures ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$48,410,141	$–	$–	$48,410,141
Money Market Funds	36,378,197	–	–	36,378,197
Total Investments	$84,788,338	$–	$–	$84,788,338

Other Financial Instruments*:
Futures Contracts	$1,294,566	$–	$–	$1,294,566
Total Other Financial Instruments	$1,294,566	$–	$–	$1,294,566

Liabilities:
Other Financial Instruments*:
Futures Contracts	$(3,254,622)	$–	$–	$(3,254,622)
Total Other Financial Instruments	$(3,254,622)	$–	$–	$(3,254,622)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of October 31, 2024.